UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds

(Exact name of registrant as specified in charter)

972 West Campus Lane

Goleta, CA 93117

(Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson

Vericimetry Advisors LLC

972 West Campus Lane

Goleta, CA 93117

(Name and address of agent for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30

Date of reporting period: September 30, 2021

Item 1.(a) Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

Annual Report

September 30, 2021

Vericimetry Funds

TABLE OF CONTENTS
September 30, 2021

Letter to Shareholders	1
Manager’s Discussion and Analysis	2
Performance Summary	3
Schedule of Investments	4
Financial Statements	15
Financial Highlights	18
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	26
Expense Example	27
Other Information	28
Board Approval of Investment Management Agreement	29
Trustees and Officers	30

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Vericimetry Funds

Letter to Shareholders

September 30, 2021 (Unaudited)

Dear Shareholders,

We are pleased to present the enclosed annual report for the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the period ended September 30, 2021.

Vericimetry Advisors, LLC (the “Adviser”) is an academically based, quantitatively structured investment adviser. We provide a selected group of elite financial advisors access to an enhanced strategy for a well-defined asset class with a predetermined benchmark. The Fund’s objective is to achieve long-term capital appreciation through its principal investment strategies of investing in U.S. small capitalization and value securities.

The Fund invests in a wide and diverse universe of U.S. small capitalization value stocks using a structured quantitative investment approach based on a set of well defined fundamental characteristics that historically has shown to deliver the risk-premiums in U.S. small and value equities. Given our capacity advantage, we employ a multi-factor approach to identify value securities. To this end, securities considered for the Fund must pass a “value screen” which combines factors such as book-to-market, price-to-earnings, price- to-sales or price-to-operating cash flow.1

In an effort to enhance net returns to the investor, we implement disciplined and patient trading strategies. The Fund is managed with the intent of maintaining competitive management fees and low transactions costs, expenses and turnover in an effort to enhance net returns to the investor. We are committed to limiting the growth of the Fund’s assets under management once it reaches its optimal capacity.

We thank you for your investment in the Vericimetry U.S. Small Cap Value Fund and for the confidence and trust you place in Vericimetry’s investment team.

Sincerely,

Dr. Mendel Fygenson
Chief Executive Officer

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

[1]

Book-to-market is the value ratio of a company’s book value to its market value. Price-to-earnings, price-to-sales and price-to-operating cash flow ratios are the value of a company’s share price compared to its previous twelve months earnings per share, sales per share or operating cash flow per share, respectively.

Vericimetry Funds

Manager’s Discussion and Analysis

September 30, 2021 (Unaudited)

The following overview summarizes the results of the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the fiscal year ended on September 30, 2021. In general, the Fund seeks to deliver the long side of the small-value risk premiums in U.S. securities through a well diversified portfolio. The outcomes of this fiscal year demonstrate management’s commitment to the Fund’s mandated strategy and its stated investment philosophy. Please note that returns mentioned in the summary below, for both the Fund and for the indices, include both price appreciation/depreciation and reinvestment of dividends.

For the fiscal year ended on September 30, 2021, the Fund had positive returns, and it outperformed its benchmark – the Russell 2000® Value Index (the “Benchmark”). Overall, the Fund’s fiscal-year annualized return was a positive 70.44% versus the Benchmark’s positive return of 63.92%. For most of the year, the Fund was almost fully invested and had a well-diversified portfolio, with at least 800 equity holdings.

Examining the returns of different segments of the U.S. equity markets over this fiscal year provides additional information (shown below). The broad market had a positive return, as illustrated by the Russell 3000® Index. Small cap stocks, represented by the Russell 2000® Indices had much higher returns than large cap stocks, represented by the Russell 1000® Indices. Given the Fund’s greater exposure to the smaller cap segment of the market, this size differential had a positive impact on the Fund’s returns.

Value stocks outperformed growth stocks within all sizes, as illustrated by the various Russell indices. Thus, the value differential, which the Fund seeks to deliver through a multifactor approach, had a positive impact on the Fund’s returns.

Returns for the Fiscal Year Ended September 30, 2021

Russell Microcap Value Index	76.83%
Russell 2000 Value	63.92%
Russell Microcap Index	61.07%
Russell 2000	47.68%
Russell Microcap Growth Index	42.11%
Russell 3000 Value	36.64%
Russell 1000 Value	35.01%
Russell 2000 Growth	33.27%
RUSSELL 3000	31.88%
Russell 1000	30.96%
Russell 3000 Growth	27.57%
Russell 1000 Growth	27.32%

Source: Russell Investment Group

Vericimetry Funds

Performance Summary (Unaudited)

September 30, 2021

Comparison of a Hypothetical $10,000 Investment
in the Vericimetry U.S. Small Cap Value Fund and the Russell 2000® Value Index*

Total Returns For the periods ended September 30, 2021
	One Year	Five Year	Average Annual Since Inception **
Vericimetry U.S. Small Cap Value Fund	70.44%	10.28%	11.75%
Russell 2000® Value Index*	63.92%	11.03%	11.70%

*

The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

**	Commencement of operations for the Vericimetry U.S. Small Cap Value Fund was December 27, 2011.

The Fund’s net expense ratio of 0.62% and gross expense ratio of 0.75% are reflective of the information disclosed in the Fund’s prospectus dated January 28, 2021 and may differ from the expense ratios disclosed in this report. The Adviser has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses at least through January 31, 2023 in order to keep the Fund’s net annual operating expenses (excluding certain non-operating expenses) from exceeding 0.60% of its average daily net assets. Performance data quoted represents past performance which is not predictive of future performance. The investment return and principal value of Fund shares will fluctuate and when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To receive current performance to the most recent month end, please call 1-855-755-7550. Please read the Fund’s prospectus carefully before investing.

The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s results as shown are net of fees.

Vericimetry U.S. Small Cap Value Fund

Schedule of Investments

As of September 30, 2021

	Number of Shares	Value
COMMON STOCKS — 92.1%
BASIC MATERIALS — 6.8%
AdvanSix, Inc.*	4,270	$169,732
Alcoa Corp.*	32,525	1,591,773
Allegheny Technologies, Inc.*	14,335	238,391
American Vanguard Corp.	1,780	26,789
Amyris, Inc.*	2,230	30,618
Arconic Corp.*	6,990	220,465
Carpenter Technology Corp.	5,140	168,284
Century Aluminum Co.*	2,020	27,169
Charles & Colvard Ltd.*	7,302	21,760
Chemours Co.	6,160	179,010
Clearwater Paper Corp.*	2,545	97,550
Cleveland-Cliffs, Inc.*[1]	21,011	416,228
Commercial Metals Co.	24,280	739,569
Domtar Corp.*	10,620	579,215
Ecovyst, Inc.	2,840	33,114
Element Solutions, Inc.	54,790	1,187,847
Energy Fuels, Inc./Canada*	3,080	21,622
Ferroglobe PLC*	2,770	24,099
Friedman Industries, Inc.	2,150	25,607
Glatfelter Corp.	8,980	126,618
H.B. Fuller Co.	2,120	136,867
Hawkins, Inc.	960	33,485
Hecla Mining Co.	74,728	411,004
Huntsman Corp.	2,737	80,988
Innospec, Inc.	750	63,165
Intrepid Potash, Inc.*	1,570	48,513
Kaiser Aluminum Corp.	1,463	159,408
Koppers Holdings, Inc.*	1,920	60,019
Kraton Corp.*	9,790	446,816
Kronos Worldwide, Inc.	1,990	24,696
Livent Corp.*	6,686	154,513
Mercer International, Inc.	9,200	106,628
Minerals Technologies, Inc.	3,800	265,392
Nexa Resources S.A.	3,360	25,536
Olin Corp.	23,980	1,157,035
Rayonier Advanced Materials, Inc.*	10,530	78,975
Resolute Forest Products, Inc.	7,950	94,605
Schnitzer Steel Industries, Inc. - Class A	6,410	280,822
Schweitzer-Mauduit International, Inc.	1,350	46,791
Stepan Co.	1,350	152,469
Tronox Holdings PLC	18,570	457,750
United States Steel Corp.	26,685	586,269
Uranium Energy Corp.*	5,870	17,904
Ur-Energy, Inc.*	9,040	15,549
Valhi, Inc.	2,900	67,657
Verso Corp. - Class A	4,480	92,960
		10,991,276

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS — 2.0%
ADTRAN, Inc.	1,230	$23,075
ATN International, Inc.	1,379	64,606
Aviat Networks, Inc.*	410	13,473
Boston Omaha Corp. - Class A*	580	22,492
Cars.com, Inc.*	8,225	104,046
Communications Systems, Inc.*[1]	2,630	22,750
Consolidated Communications Holdings, Inc.*	15,530	142,721
DHI Group, Inc.*	9,920	47,219
EchoStar Corp. - Class A*	1,570	40,051
Entravision Communications Corp. - Class A	8,410	59,711
ePlus, Inc.*	450	46,175
EW Scripps Co. - Class A	11,096	200,394
Gannett Co., Inc.*	16,034	107,107
Gray Television, Inc.	14,910	340,246
Houghton Mifflin Harcourt Co.*	8,850	118,856
InterDigital, Inc.	650	44,083
Iridium Communications, Inc.*	7,910	315,213
Lantronix, Inc.*	4,270	24,851
Liberty Latin America Ltd. - Class A*	6,080	79,526
Live Ventures, Inc.*	400	15,112
Maxar Technologies, Inc.	1,650	46,728
Meredith Corp.*	6,150	342,555
NETGEAR, Inc.*	1,330	42,440
Overstock.com, Inc.*	200	15,584
Perficient, Inc.*	810	93,717
Preformed Line Products Co.	310	20,162
Scholastic Corp.	8,040	286,626
Spok Holdings, Inc.	3,140	32,091
TEGNA, Inc.	1,360	26,819
Telephone and Data Systems, Inc.	5,050	98,475
Townsquare Media, Inc. - Class A*	5,890	76,982
United States Cellular Corp.*	2,350	74,942
Urban One, Inc.*	10,560	85,747
Viasat, Inc.*	2,153	118,566
		3,193,141
CONSUMER, CYCLICAL — 15.9%
Abercrombie & Fitch Co. - Class A*	14,970	563,321
Acushnet Holdings Corp.	1,070	49,969
Adient PLC*	1,850	76,682
Alaska Air Group, Inc.*	862	50,513
Allegiant Travel Co.*	775	151,497
A-Mark Precious Metals, Inc.	640	38,413
American Axle & Manufacturing Holdings, Inc.*	5,820	51,274
American Eagle Outfitters, Inc.	13,410	345,978
Asbury Automotive Group, Inc.*	1,295	254,778

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2021

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
AutoNation, Inc.*	8,709	$1,060,408
Avient Corp.	1,880	87,138
Bally’s Corp.*	2,230	111,812
Barnes & Noble Education, Inc.*[1]	7,130	71,229
Beacon Roofing Supply, Inc.*	12,330	588,881
Beazer Homes USA, Inc.*	1,770	30,533
Bed Bath & Beyond, Inc.*	7,801	134,762
Big 5 Sporting Goods Corp.[1]	3,200	73,728
Big Lots, Inc.	2,850	123,576
BJ’s Restaurants, Inc.*	750	31,320
Bloomin’ Brands, Inc.*	1,530	38,250
Bluegreen Vacations Holding Corp.*	760	19,608
Boot Barn Holdings, Inc.*	740	65,764
Boyd Gaming Corp.*	1,865	117,980
Buckle, Inc.	2,410	95,412
Build-A-Bear Workshop, Inc.*	1,330	22,530
Caleres, Inc.	5,680	126,210
Cannae Holdings, Inc.*	860	26,755
Capri Holdings Ltd.*	4,200	203,322
Cato Corp. - Class A	4,280	70,791
Century Casinos, Inc.*	1,390	18,723
Century Communities, Inc.	7,607	467,450
Chico’s FAS, Inc.*	12,150	54,554
Children’s Place, Inc.*	360	27,094
Chuy’s Holdings, Inc.*	2,170	68,420
Cinedigm Corp. - Class A*[1]	35,360	88,754
Citi Trends, Inc.*	3,705	270,317
Commercial Vehicle Group, Inc.*	6,960	65,842
Conn’s, Inc.*	7,320	167,116
Container Store Group, Inc.*	4,940	47,029
Cooper-Standard Holdings, Inc.*	1,770	38,781
Daktronics, Inc.*	2,900	15,747
Dana, Inc.	11,600	257,984
Dave & Buster’s Entertainment, Inc.*	790	30,281
Delta Apparel, Inc.*	1,180	32,226
Designer Brands, Inc. - Class A*	1,680	23,402
Dick’s Sporting Goods, Inc.[1]	3,340	400,032
Dillard’s, Inc. - Class A1	5,535	954,898
Dixie Group, Inc.*	2,590	12,587
Ethan Allen Interiors, Inc.	6,700	158,790
Everi Holdings, Inc.*	2,630	63,593
Foot Locker, Inc.	5,650	257,979
Fossil Group, Inc.*	4,985	59,072
Genesco, Inc.*	2,420	139,707
G-III Apparel Group Ltd.*	12,200	345,260
GMS, Inc.*	8,740	382,812
Golden Entertainment, Inc.*	700	34,363

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Goodyear Tire & Rubber Co.*	36,216	$641,023
Green Brick Partners, Inc.*	2,298	47,155
Group 1 Automotive, Inc.	4,170	783,460
Guess?, Inc.	8,500	178,585
H&E Equipment Services, Inc.	1,340	46,511
Hamilton Beach Brands Holding Co. - Class A	2,891	45,302
Haverty Furniture Cos., Inc.	1,450	48,880
Hawaiian Holdings, Inc.*	2,852	61,774
Herman Miller, Inc.	1,029	38,752
Hibbett, Inc.	1,220	86,303
Hilton Grand Vacations, Inc.*	690	32,823
Hooker Furnishings Corp.	1,115	30,094
Hovnanian Enterprises, Inc. - Class A*	185	17,832
Hudson Technologies, Inc.*	7,330	25,875
Interface, Inc.	6,850	103,777
JetBlue Airways Corp.*	1,625	24,846
Johnson Outdoors, Inc. - Class A	1,010	106,858
KB Home	2,910	113,257
Kirkland’s, Inc.*	3,270	62,817
Kohl’s Corp.	3,550	167,169
La-Z-Boy, Inc.	1,930	62,204
LGI Homes, Inc.*	480	68,117
Lifetime Brands, Inc.	2,090	38,017
Lions Gate Entertainment Corp. - Class B*	2,440	31,720
Lithia Motors, Inc.	185	58,652
M/I Homes, Inc.*	5,805	335,529
Macy’s, Inc.	18,780	424,428
Marcus Corp.*	1,660	28,967
MarineMax, Inc.*	4,220	204,754
Marriott Vacations Worldwide Corp.	2,570	404,338
MDC Holdings, Inc.	7,113	332,319
Meritage Homes Corp.*	6,730	652,810
Mesa Air Group, Inc.*	2,400	18,384
Methode Electronics, Inc.	1,710	71,905
Miller Industries, Inc.	3,345	113,864
Modine Manufacturing Co.*	10,092	114,342
Motorcar Parts of America, Inc.*	1,860	36,270
Movado Group, Inc.	4,280	134,777
Murphy USA, Inc.	350	58,541
ODP Corp.*	10,220	410,435
Oxford Industries, Inc.	620	55,905
Party City Holdco, Inc.*	4,060	28,826
PC Connection, Inc.	3,132	137,902
Penske Automotive Group, Inc.	9,020	907,412
Playa Hotels & Resorts N.V.*	2,920	24,207
PVH Corp.*	1,130	116,153

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2021

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Qurate Retail, Inc.	16,195	$165,027
Rave Restaurant Group, Inc.*	12,280	16,087
RCI Hospitality Holdings, Inc.	470	32,200
Red Robin Gourmet Burgers, Inc.*	1,330	30,670
Red Rock Resorts, Inc. - Class A*	2,330	119,343
Resideo Technologies, Inc.*	12,370	306,652
REV Group, Inc.	7,170	123,037
RH*	100	66,691
Rite Aid Corp.*	3,530	50,126
Rocky Brands, Inc.	590	28,090
Rush Enterprises, Inc. - Class A	9,615	434,213
Rush Enterprises, Inc. - Class B	4,375	200,244
ScanSource, Inc.*	4,620	160,730
Shoe Carnival, Inc.	5,660	183,497
Shyft Group, Inc.	4,207	159,908
Signet Jewelers Ltd.	7,713	609,018
SkyWest, Inc.*	10,905	538,053
Sonic Automotive, Inc. - Class A	4,460	234,328
Spirit Airlines, Inc.*	7,440	192,994
Standard Motor Products, Inc.	800	34,968
Steelcase, Inc. - Class A	6,045	76,651
Steven Madden Ltd.	2,860	114,858
Superior Group of Cos., Inc.	1,094	25,479
Tapestry, Inc.	1,230	45,535
Taylor Morrison Home Corp.*	15,633	403,019
Thor Industries, Inc.	200	24,552
Tilly’s, Inc. - Class A	4,590	64,306
Titan Machinery, Inc.*	6,360	164,788
TravelCenters of America, Inc.*	1,730	86,137
Tuesday Morning Corp.*	8,840	24,752
Unifi, Inc.*	2,457	53,882
UniFirst Corp.	600	127,572
Univar Solutions, Inc.*	6,320	150,542
Universal Electronics, Inc.*	480	23,640
Urban Outfitters, Inc.*	3,930	116,682
Vera Bradley, Inc.*	3,610	33,970
Veritiv Corp.*	4,690	420,036
Vista Outdoor, Inc.*	13,790	555,875
VOXX International Corp.*	1,120	12,824
VSE Corp.	880	42,390
Wabash National Corp.	6,420	97,135
WESCO International, Inc.*	9,838	1,134,518
Winnebago Industries, Inc.	1,130	81,868
World Fuel Services Corp.	16,050	539,601
Zumiez, Inc.*	5,040	200,390
		25,492,609

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL — 10.5%
Aaron’s Co., Inc.	3,040	$83,722
ABM Industries, Inc.	11,285	507,938
Acadia Healthcare Co., Inc.*	17,145	1,093,508
ACCO Brands Corp.	20,950	179,960
Adtalem Global Education, Inc.*	10,250	387,552
American Public Education, Inc.*	2,595	66,458
Andersons, Inc.	8,520	262,672
AngioDynamics, Inc.*	7,420	192,475
ANI Pharmaceuticals, Inc.*	730	23,959
Anika Therapeutics, Inc.*	490	20,854
ASGN, Inc.*	260	29,416
Avis Budget Group, Inc.*	5,255	612,260
B&G Foods, Inc.[1]	710	21,222
Blue Apron Holdings, Inc. - Class A*	5,250	38,588
Brookdale Senior Living, Inc.*	25,440	160,272
CAI International, Inc.	4,190	234,263
Carriage Services, Inc.	2,660	118,609
CBIZ, Inc.*	12,740	412,012
Central Garden & Pet Co. - Class A*	6,130	263,590
Chefs’ Warehouse, Inc.*	1,310	42,667
Civeo Corp.*	1,380	31,036
Coherus Biosciences, Inc.*	1,330	21,373
Coty, Inc. - Class A*	4,530	35,606
CRA International, Inc.	1,660	164,904
Cross Country Healthcare, Inc.*	3,360	71,366
Darling Ingredients, Inc.*	14,998	1,078,356
Edgewell Personal Care Co.	3,270	118,701
Endo International PLC*	10,330	33,469
Ennis, Inc.	4,250	80,113
Ensign Group, Inc.	920	68,899
Fresh Del Monte Produce, Inc.	8,540	275,159
FTI Consulting, Inc.*	1,670	224,949
Fulgent Genetics, Inc.*	1,090	98,046
GP Strategies Corp.*	910	18,837
Graham Holdings Co. - Class B	520	306,363
Green Dot Corp. - Class A*	3,960	199,307
Heidrick & Struggles International, Inc.	3,570	159,329
Herc Holdings, Inc.*	6,305	1,030,615
Hostess Brands, Inc.*	21,510	373,629
ICF International, Inc.	3,218	287,335
Information Services Group, Inc.	4,140	29,725
Ingles Markets, Inc. - Class A	2,690	177,621
Innoviva, Inc.*	2,260	37,765
Insperity, Inc.	590	65,337
Integer Holdings Corp.*	4,160	371,654
Kelly Services, Inc. - Class A	3,800	71,744
Korn Ferry	7,665	554,639

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2021

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Laureate Education, Inc. - Class A*	2,200	$37,378
Limoneira Co.	1,990	32,178
LivaNova PLC*	370	29,300
Magellan Health, Inc.*	7,090	670,359
Mannatech, Inc.	930	30,392
MEDNAX, Inc.*	5,830	165,747
Myriad Genetics, Inc.*	2,230	72,007
National HealthCare Corp.	1,230	86,075
Natural Grocers by Vitamin Cottage, Inc.	5,120	57,446
Owens & Minor, Inc.	4,610	144,247
Patterson Cos., Inc.	5,855	176,470
Prestige Consumer Healthcare, Inc.*	5,750	322,632
PROG Holdings, Inc.	790	33,188
Quad/Graphics, Inc.*	6,820	28,985
Quanex Building Products Corp.	7,800	166,998
Rent-A-Center, Inc.	1,340	75,321
Sage Therapeutics, Inc.*	710	31,460
Sanderson Farms, Inc.	170	31,994
SEACOR Marine Holdings, Inc.*	7,030	32,549
Select Medical Holdings Corp.	4,704	170,144
Seneca Foods Corp. - Class A*	960	46,291
SpartanNash Co.	7,050	154,395
Spectrum Brands Holdings, Inc.	3,590	343,455
Stride, Inc.*	7,040	253,018
Supernus Pharmaceuticals, Inc.*	2,440	65,075
Surface Oncology, Inc.*	3,280	24,830
Textainer Group Holdings Ltd.*	8,780	306,510
Tivity Health, Inc.*	4,160	95,930
Triple-S Management Corp.*	4,947	174,975
Triton International Ltd.	14,580	758,743
TrueBlue, Inc.*	4,330	117,256
U.S. Foods Holding Corp.*	1,220	42,285
United Natural Foods, Inc.*	13,190	638,660
Universal Corp.	960	46,397
Varex Imaging Corp.*	4,820	135,924
Vectrus, Inc.*	1,070	53,800
Viad Corp.*	2,390	108,530
Village Super Market, Inc. - Class A	1,270	27,534
Weis Markets, Inc.	4,552	239,208
		16,765,560
DIVERSIFIED — 0.0%
Professional Holding Corp. - Class A*	660	12,408

ENERGY — 11.1%
Adams Resources & Energy, Inc.	2,290	69,547
Aemetis, Inc.*	4,400	80,432
Alpha Metallurgical Resources, Inc.*	4,860	241,979

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Amplify Energy Corp.*	13,020	$69,266
Antero Midstream Corp.	3,410	35,532
Antero Resources Corp.*	44,620	839,302
APA Corp.	4,350	93,220
Arch Resources, Inc.*	2,500	231,875
Archrock, Inc.	27,520	227,040
Berry Corp.	12,755	91,964
Bonanza Creek Energy, Inc.	7,680	367,872
Callon Petroleum Co.*[1]	11,168	548,125
Centennial Resource Development, Inc. - Class A*	36,470	244,349
ChampionX Corp.*	5,810	129,912
Cimarex Energy Co.	4,250	370,600
CNX Resources Corp.*	35,451	447,392
Comstock Resources, Inc.*	38,410	397,543
CONSOL Energy, Inc.*	8,170	212,583
Contango Oil & Gas Co.*	4,200	19,194
CVR Energy, Inc.	6,220	103,625
Dawson Geophysical Co.*	13,780	34,312
Delek U.S. Holdings, Inc.	4,023	72,293
Devon Energy Corp.	9,970	354,035
Diamondback Energy, Inc.	2,887	273,312
Earthstone Energy, Inc. - Class A*	2,730	25,116
EnLink Midstream LLC	25,550	174,251
EQT Corp.*	39,080	799,577
Equitrans Midstream Corp.	14,570	147,740
Exterran Corp.*	5,140	22,822
Extraction Oil & Gas, Inc.*	650	36,693
Falcon Minerals Corp.	3,510	16,497
Frank’s International N.V.*	16,090	47,305
Gevo, Inc.*	3,670	24,369
Goodrich Petroleum Corp.*	3,590	84,939
Gran Tierra Energy, Inc.*	57,140	42,221
Green Plains, Inc.*	5,300	173,045
Helix Energy Solutions Group, Inc.*	11,570	44,892
Helmerich & Payne, Inc.	10,800	296,028
HollyFrontier Corp.	2,125	70,401
Kosmos Energy Ltd.*	41,830	123,817
Laredo Petroleum, Inc.*	2,660	215,646
Liberty Oilfield Services, Inc. - Class A*	6,530	79,209
Matador Resources Co.	27,800	1,057,512
Matrix Service Co.*	3,030	31,694
MRC Global, Inc.*	2,880	21,139
Murphy Oil Corp.	31,000	774,070
Nabors Industries Ltd.*	1,520	146,650
NACCO Industries, Inc. - Class A	1,150	34,316
Newpark Resources, Inc.*	27,210	89,793

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2021

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
NextDecade Corp.*	11,920	$33,138
NexTier Oilfield Solutions, Inc.*	8,090	37,214
Northern Oil and Gas, Inc.	3,880	83,032
NOV, Inc.*	6,350	83,248
NOW, Inc.*	7,270	55,616
Oceaneering International, Inc.*	21,150	281,718
Oil States International, Inc.*	17,930	114,573
Ovintiv, Inc.	6,890	226,543
Par Pacific Holdings, Inc.*	3,720	58,478
Patterson-UTI Energy, Inc.	36,735	330,615
PBF Energy, Inc. - Class A*	17,540	227,494
PDC Energy, Inc.	21,894	1,037,557
Peabody Energy Corp.*	11,813	174,714
PEDEVCO Corp.*	25,830	38,228
Penn Virginia Corp.*	5,400	144,018
Pioneer Natural Resources Co.	908	151,191
ProPetro Holding Corp.*	22,070	190,905
Ramaco Resources, Inc.*	7,180	88,386
Range Resources Corp.*	40,848	924,390
Ranger Energy Services, Inc.*[1]	3,930	36,156
Renewable Energy Group, Inc.*	5,040	253,008
REX American Resources Corp.*	308	24,600
Riley Exploration Permian, Inc.	1,700	39,916
Ring Energy, Inc.*	8,910	26,285
RPC, Inc.*	25,670	124,756
SandRidge Energy, Inc.*	3,020	39,290
Select Energy Services, Inc. - Class A*	5,040	26,158
SilverBow Resources, Inc.*	1,240	30,380
SM Energy Co.	20,180	532,348
Solaris Oilfield Infrastructure, Inc. - Class A	3,990	33,277
Southwestern Energy Co.*	63,845	353,701
SunCoke Energy, Inc.	10,200	64,056
Talos Energy, Inc.*	5,930	81,656
Targa Resources Corp.	4,940	243,097
TechnipFMC PLC*	10,410	78,387
Tellurian, Inc.*	9,195	35,952
TETRA Technologies, Inc.*	5,430	16,942
Transocean Ltd.*[1]	78,970	299,296
Trecora Resources*	2,820	23,068
VAALCO Energy, Inc.*	11,840	34,810
Valaris Ltd.*	6,420	223,930
Warrior Met Coal, Inc.	12,040	280,171
Whiting Petroleum Corp.*	7,400	432,234
		17,749,578
FINANCIAL — 27.1%
1st Source Corp.	4,412	208,423
Air Lease Corp.	15,985	628,850

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Allegiance Bancshares, Inc.	1,540	$58,751
Amalgamated Financial Corp.	3,170	50,149
Ambac Financial Group, Inc.*	1,570	22,482
Amerant Bancorp, Inc.*	2,150	53,191
American Equity Investment Life Holding Co.	23,605	698,000
American National Bankshares, Inc.	1,050	34,692
American National Group, Inc.	1,750	330,803
Ameris Bancorp	3,045	157,975
Argo Group International Holdings Ltd.	6,173	322,354
Associated Banc-Corp	15,833	339,143
Assured Guaranty Ltd.	4,425	207,134
Atlantic Capital Bancshares, Inc.*	2,940	77,881
Atlantic Union Bankshares Corp.	12,733	469,211
Atlanticus Holdings Corp.*	880	46,693
Axis Capital Holdings Ltd.	1,160	53,406
Axos Financial, Inc.*	960	49,478
B Riley Financial, Inc.	1,320	77,933
Banc of California, Inc.	10,190	188,413
BancFirst Corp.	464	27,896
Bancorp, Inc.*	7,590	193,166
BancorpSouth Bank	3,840	114,355
Bank of Commerce Holdings	2,000	30,340
Bank of NT Butterfield & Son Ltd.	930	33,024
Bank OZK	11,140	478,797
BankFinancial Corp.	4,730	54,300
BankUnited, Inc.	9,750	407,745
Banner Corp.	5,500	303,655
BBX Capital, Inc.*[1]	2,120	20,288
BCB Bancorp, Inc.	3,960	58,450
Berkshire Hills Bancorp, Inc.	7,666	206,829
Blucora, Inc.*	4,740	73,897
Bridgewater Bancshares, Inc.*	1,870	32,744
Brighthouse Financial, Inc.*	710	32,113
Brookline Bancorp, Inc.	11,665	178,008
Bryn Mawr Bank Corp.	2,200	101,090
Business First Bancshares, Inc.	670	15,671
Byline Bancorp, Inc.	2,840	69,750
Cadence BanCorp	17,013	373,605
Camden National Corp.	1,051	50,343
Capital Bancorp, Inc.	1,440	34,646
Carter Bankshares, Inc.*	2,560	36,403
Cathay General Bancorp	7,580	313,736
Central Pacific Financial Corp.	6,280	161,270
Central Valley Community Bancorp	1,800	38,700
CIT Group, Inc.	8,395	436,120
Citizens Community Bancorp, Inc.	1,890	26,271

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2021

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
City Holding Co.	1,219	$94,972
CNB Financial Corp.	1,900	46,246
CNO Financial Group, Inc.	35,850	843,909
Columbia Banking System, Inc.	2,160	82,058
Community Bank System, Inc.	2,832	193,765
Community Bankers Trust Corp.	2,950	33,542
Community Trust Bancorp, Inc.	1,470	61,887
ConnectOne Bancorp, Inc.	6,500	195,065
Consumer Portfolio Services, Inc.*	5,610	32,819
Cowen, Inc. - Class A	4,560	156,454
CrossFirst Bankshares, Inc.*	2,480	32,240
Customers Bancorp, Inc.*	9,100	391,482
CVB Financial Corp.	9,500	193,515
Diamond Hill Investment Group, Inc.	180	31,619
Dime Community Bancshares, Inc.	5,999	195,927
Donegal Group, Inc. - Class A	1,421	20,590
Eagle Bancorp, Inc.	1,897	109,078
Elevate Credit, Inc.*	5,880	24,284
Employers Holdings, Inc.	4,030	159,145
Encore Capital Group, Inc.*	3,650	179,836
Enova International, Inc.*	3,415	117,988
Enstar Group Ltd.*	810	190,131
Enterprise Financial Services Corp.	1,423	64,433
Equity Bancshares, Inc. - Class A	750	25,035
ESSA Bancorp, Inc.	1,028	17,065
Essent Group Ltd.	525	23,105
EZCORP, Inc. - Class A*	8,350	63,210
FB Financial Corp.	672	28,815
Federal Agricultural Mortgage Corp. - Class C	1,238	134,348
Financial Institutions, Inc.	4,410	135,167
First BanCorp/Puerto Rico	70,230	923,524
First Bancorp/Southern Pines NC	740	31,827
First Bancshares, Inc.	566	21,949
First Bank/Hamilton NJ	3,490	49,174
First Busey Corp.	5,489	135,194
First Business Financial Services, Inc.	1,320	37,897
First Citizens BancShares, Inc. - Class A	70	59,022
First Commonwealth Financial Corp.	20,070	273,554
First Community Bankshares, Inc.	1,620	51,386
First Financial Bancorp	15,743	368,544
First Financial Bankshares, Inc.[1]	4,750	218,263
First Financial Corp.	1,311	55,128
First Financial Northwest, Inc.	2,600	42,562
First Foundation, Inc.	1,450	38,135
First Horizon Corp.	23,082	376,006
First Internet Bancorp	1,130	35,233

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
First Interstate BancSystem, Inc. - Class A	2,026	$81,567
First Merchants Corp.	4,100	171,544
First Mid Bancshares, Inc.	732	30,056
First Midwest Bancorp, Inc.	11,990	227,930
First United Corp.	1,710	31,806
Flagstar Bancorp, Inc.	13,170	668,773
Flushing Financial Corp.	5,360	121,136
FNB Corp.	20,612	239,511
FRP Holdings, Inc.*	500	27,960
Fulton Financial Corp.	37,840	578,195
Genworth Financial, Inc. - Class A*	48,270	181,013
Glacier Bancorp, Inc.	5,090	281,732
Global Indemnity Group LLC - Class A	740	19,795
Goosehead Insurance, Inc. - Class A	550	83,760
Great Southern Bancorp, Inc.	1,025	56,180
Great Western Bancorp, Inc.	11,800	386,332
Hancock Whitney Corp.	12,610	594,183
Hanmi Financial Corp.	9,080	182,145
Hanover Insurance Group, Inc.	1,000	129,620
HarborOne Bancorp, Inc.	1,720	24,149
Heartland Financial USA, Inc.	2,500	120,200
Heritage Commerce Corp.	3,320	38,612
Heritage Financial Corp.	3,950	100,725
Heritage Insurance Holdings, Inc.	3,500	23,835
Hilltop Holdings, Inc.	13,737	448,788
Home Bancorp, Inc.	940	36,359
HomeStreet, Inc.	5,440	223,856
HomeTrust Bancshares, Inc.	1,340	37,493
Hope Bancorp, Inc.	13,847	199,951
Horace Mann Educators Corp.	7,991	317,962
Horizon Bancorp, Inc.	2,641	47,987
Howard Hughes Corp.*	185	16,245
Huntington Bancshares, Inc.	17,854	276,023
Independent Bank Corp.	403	30,688
Independent Bank Group, Inc.	8,045	571,517
International Bancshares Corp.	14,650	610,026
Invesco Ltd.	7,060	170,217
Investors Bancorp, Inc.	16,430	248,257
Janus Henderson Group PLC	7,780	321,547
Kearny Financial Corp.	12,332	153,287
Kemper Corp.	4,231	282,588
Lakeland Bancorp, Inc.	9,005	158,758
Lakeland Financial Corp.	1,820	129,657
LendingClub Corp.*	3,990	112,678
LPL Financial Holdings, Inc.	760	119,138
Macquarie Infrastructure Holdings LLC	2,800	113,568
Manning & Napier, Inc.	3,860	35,242

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2021

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Marlin Business Services Corp.	2,240	$49,795
MBIA, Inc.*	3,270	42,020
McGrath RentCorp	2,805	201,820
Mediaco Holding, Inc. - Class A*[1]	2,910	33,931
Mercantile Bank Corp.	1,560	49,967
Merchants Bancorp	830	32,760
Meridian Bancorp, Inc.	3,610	74,944
Meta Financial Group, Inc.	5,240	274,995
Metropolitan Bank Holding Corp.*	410	34,563
MGIC Investment Corp.	2,070	30,967
Middlefield Banc Corp.	1,400	33,698
Midland States Bancorp, Inc.	3,270	80,867
MidWestOne Financial Group, Inc.	1,400	42,224
Mr Cooper Group, Inc.*	11,237	462,627
MVB Financial Corp.	1,880	80,520
National Western Life Group, Inc. - Class A	380	80,024
Navient Corp.	35,870	707,715
NBT Bancorp, Inc.	1,180	42,622
Nelnet, Inc. - Class A	7,330	580,829
Newmark Group, Inc. - Class A	16,370	234,255
Nicolet Bankshares, Inc.*	977	72,474
NMI Holdings, Inc. - Class A*	5,020	113,502
Northeast Bank	1,950	65,754
Northfield Bancorp, Inc.	3,400	58,344
Northrim BanCorp, Inc.	1,860	79,069
Northwest Bancshares, Inc.	16,051	213,157
OceanFirst Financial Corp.	8,628	184,725
OFG Bancorp	12,360	311,719
Old National Bancorp	36,126	612,336
Old Second Bancorp, Inc.	4,320	56,419
OneMain Holdings, Inc.	7,250	401,143
Oportun Financial Corp.*	1,320	33,040
Oppenheimer Holdings, Inc. - Class A	1,770	80,163
Pacific Premier Bancorp, Inc.	16,330	676,715
PacWest Bancorp	3,210	145,477
PCB Bancorp	1,150	22,897
Peapack-Gladstone Financial Corp.	3,435	114,592
PennyMac Financial Services, Inc.	1,430	87,416
Peoples Bancorp, Inc.	5,136	162,349
Peoples Financial Services Corp.	780	35,545
Pinnacle Financial Partners, Inc.	3,943	370,957
Piper Sandler Cos.	2,480	343,381
Popular, Inc.	9,530	740,195
PRA Group, Inc.*	1,945	81,962
Preferred Bank/Los Angeles CA	2,590	172,701
Premier Financial Corp.	3,094	98,513
Primerica, Inc.	610	93,714

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Primis Financial Corp.	2,444	$35,340
ProAssurance Corp.	5,595	133,049
Provident Bancorp, Inc.	3,410	54,628
Provident Financial Holdings, Inc.	2,380	40,650
Provident Financial Services, Inc.	20,260	475,502
QCR Holdings, Inc.	610	31,378
RBB Bancorp	820	20,672
Realogy Holdings Corp.*	31,350	549,879
Regional Management Corp.	3,180	185,012
Reliant Bancorp, Inc.	1,120	35,381
Renasant Corp.	9,703	349,793
Republic Bancorp, Inc. - Class A	1,110	56,222
Riverview Bancorp, Inc.	5,078	36,917
S&T Bancorp, Inc.	1,146	33,773
Safety Insurance Group, Inc.	870	68,948
Sandy Spring Bancorp, Inc.	4,031	184,700
Sculptor Capital Management, Inc.	2,020	56,338
Seacoast Banking Corp. of Florida	4,485	151,638
Selective Insurance Group, Inc.	1,683	127,117
Selectquote, Inc.*	3,210	41,505
ServisFirst Bancshares, Inc.	290	22,562
Sierra Bancorp	3,400	82,552
Simmons First National Corp. - Class A	15,604	461,254
SiriusPoint Ltd.*	7,640	70,746
Southside Bancshares, Inc.	3,476	133,096
SouthState Corp.	3,751	280,087
Spirit of Texas Bancshares, Inc.	1,200	29,040
State Auto Financial Corp.	2,170	110,562
Sterling Bancorp	28,776	718,249
Stewart Information Services Corp.	1,680	106,277
Stifel Financial Corp.	7,110	483,196
Stock Yards Bancorp, Inc.	2,750	161,288
StoneX Group, Inc.*	470	30,973
Stratus Properties, Inc.*	1,100	35,464
Summit Financial Group, Inc.	801	19,633
Synovus Financial Corp.	5,820	255,440
Texas Capital Bancshares, Inc.*	6,460	387,729
Timberland Bancorp, Inc.	1,578	45,683
Tiptree, Inc.	3,920	39,278
Tompkins Financial Corp.	329	26,619
Towne Bank/Portsmouth VA	2,010	62,531
TriCo Bancshares	1,445	62,713
TriState Capital Holdings, Inc.*	1,580	33,417
Triumph Bancorp, Inc.*	1,870	187,243
Trustmark Corp.	7,130	229,729
Umpqua Holdings Corp.	22,284	451,251
United Bankshares, Inc.	8,336	303,264

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2021

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
United Community Banks, Inc.	10,010	$328,528
United Fire Group, Inc.	3,550	82,005
Unity Bancorp, Inc.	1,193	27,916
Univest Financial Corp.	5,540	151,741
Unum Group	3,220	80,693
Valley National Bancorp	18,513	246,408
Veritex Holdings, Inc.	3,840	151,142
Virtus Investment Partners, Inc.	220	68,270
Walker & Dunlop, Inc.	2,680	304,180
Washington Federal, Inc.	19,350	663,899
Waterstone Financial, Inc.	3,414	69,953
Webster Financial Corp.	1,240	67,530
WesBanco, Inc.	11,601	395,362
Western New England Bancorp, Inc.	6,760	57,663
White Mountains Insurance Group Ltd.	120	128,353
Wintrust Financial Corp.	3,805	305,808
World Acceptance Corp.*	1,040	197,163
WSFS Financial Corp.	5,846	299,958
		43,360,185
INDUSTRIAL — 14.9%
AAR Corp.*	8,900	288,627
Acuity Brands, Inc.	650	112,690
AerSale Corp.*	1,730	29,410
AGCO Corp.	880	107,826
Alamo Group, Inc.	120	16,744
Altra Industrial Motion Corp.	1,120	61,992
American Outdoor Brands, Inc.*	2,447	60,098
Ampco-Pittsburgh Corp.*	5,030	23,641
Apogee Enterprises, Inc.	2,390	90,246
ArcBest Corp.	9,550	780,903
Arcosa, Inc.	440	22,075
Ardmore Shipping Corp.*	8,900	36,935
Armstrong World Industries, Inc.	250	23,868
Astec Industries, Inc.	2,737	147,278
Atkore, Inc.*	2,030	176,448
Atlas Air Worldwide Holdings, Inc.*	8,175	667,734
Avnet, Inc.	3,996	147,732
AZZ, Inc.	1,200	63,840
Barnes Group, Inc.	7,290	304,212
Bel Fuse, Inc. - Class B	800	9,944
Benchmark Electronics, Inc.	7,960	212,612
Boise Cascade Co.	5,820	314,164
Brady Corp. - Class A	1,565	79,345
Builders FirstSource, Inc.*	9,023	466,850
Cactus, Inc. - Class A	1,880	70,914
Centrus Energy Corp. - Class A*	1,240	47,938
Chart Industries, Inc.*	1,525	291,443

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
CIRCOR International, Inc.*	990	$32,680
Colfax Corp.*	17,650	810,135
Columbus McKinnon Corp.	4,040	195,334
Comfort Systems USA, Inc.	640	45,645
Comtech Telecommunications Corp.	4,980	127,538
Concrete Pumping Holdings, Inc.*	16,020	136,811
Core Molding Technologies, Inc.*	2,200	25,322
Cornerstone Building Brands, Inc.*	13,170	192,414
Costamare, Inc.	25,310	392,052
Covenant Logistics Group, Inc.*	2,872	79,411
Curtiss-Wright Corp.	285	35,961
DHT Holdings, Inc.	23,800	155,414
Dorian LPG Ltd.	5,501	68,267
Ducommun, Inc.*	1,372	69,080
DXP Enterprises, Inc.*	1,650	48,791
Dycom Industries, Inc.*	2,890	205,884
Eagle Bulk Shipping, Inc.*	1,360	68,571
Echo Global Logistics, Inc.*	3,280	156,489
EMCOR Group, Inc.	1,320	152,302
Encore Wire Corp.	5,310	503,547
EnPro Industries, Inc.	2,160	188,179
ESCO Technologies, Inc.	1,740	133,980
Federal Signal Corp.	1,980	76,468
Fluor Corp.*	1,940	30,982
Fortress Transportation and Infrastructure Investors LLC	1,145	29,060
Gates Industrial Corp. PLC*	2,060	33,516
GATX Corp.	7,895	707,076
Genco Shipping & Trading Ltd.	5,310	106,890
Generac Holdings, Inc.*	895	365,760
Gibraltar Industries, Inc.*	1,510	105,171
Granite Construction, Inc.	4,965	196,366
Great Lakes Dredge & Dock Corp.*	6,060	91,445
Greenbrier Cos., Inc.	7,120	306,089
Greif, Inc. - Class A1	5,350	345,610
Griffon Corp.	6,850	168,510
Harsco Corp.*	3,120	52,884
Haynes International, Inc.	2,920	108,770
Heritage-Crystal Clean, Inc.*	2,120	61,438
Hillenbrand, Inc.	3,237	138,058
Hub Group, Inc. - Class A*	7,580	521,125
Hurco Cos., Inc.	762	24,582
Insteel Industries, Inc.	1,170	44,519
International Seaways, Inc.	5,306	96,675
JELD-WEN Holding, Inc.*	2,690	67,331
Kadant, Inc.	280	57,148
Kennametal, Inc.	2,050	70,172

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2021

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Kimball Electronics, Inc.*	6,580	$169,567
Knowles Corp.*	16,515	309,491
Louisiana-Pacific Corp.	4,979	305,561
LS Starrett Co. - Class A*	4,700	58,703
Lydall, Inc.*	3,868	240,164
Manitowoc Co., Inc.*	6,280	134,518
Marten Transport Ltd.	12,365	194,007
MasTec, Inc.*	2,210	190,679
Materion Corp.	3,130	214,843
Matson, Inc.	3,760	303,470
Matthews International Corp. - Class A	1,900	65,911
Moog, Inc. - Class A	2,145	163,513
MYR Group, Inc.*	5,040	501,480
Navios Maritime Acquisition Corp.	8,210	33,661
Northwest Pipe Co.*	760	18,012
nVent Electric PLC	3,420	110,569
O-I Glass, Inc.*	5,180	73,919
Olympic Steel, Inc.	1,839	44,798
Overseas Shipholding Group, Inc. - Class A*	9,780	20,342
PAM Transportation Services, Inc.*	1,692	76,106
Park-Ohio Holdings Corp.	1,270	32,410
Patrick Industries, Inc.	770	64,141
Plexus Corp.*	3,855	344,676
Powell Industries, Inc.	980	24,079
Primoris Services Corp.	1,190	29,143
Regal Beloit Corp.	4,880	733,659
Rexnord Corp.	2,560	164,582
Ryder System, Inc.	1,930	159,630
Ryerson Holding Corp.	11,930	265,681
Safe Bulkers, Inc.*	23,150	119,685
Saia, Inc.*	480	114,254
Sanmina Corp.*	16,090	620,109
Schneider National, Inc. - Class B	5,270	119,840
Scorpio Tankers, Inc.	7,724	143,203
Select Interior Concepts, Inc. - Class A*	2,840	40,953
SFL Corp. Ltd.	3,130	26,229
Smith & Wesson Brands, Inc.	2,455	50,966
SPX FLOW, Inc.	3,390	247,809
Standex International Corp.	680	67,259
Sterling Construction Co., Inc.*	1,860	42,166
Summit Materials, Inc. - Class A*	14,550	465,163
SYNNEX Corp.	2,555	265,975
Tecnoglass, Inc.	5,230	113,648
Teekay Corp.*	16,620	60,829
Teekay Tankers Ltd. - Class A*	3,739	54,328
Terex Corp.	7,295	307,119
Thermon Group Holdings, Inc.*	2,110	36,524

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Timken Co.	1,350	$88,317
TimkenSteel Corp.*	4,510	58,991
TopBuild Corp.*	321	65,744
Tredegar Corp.	3,462	42,167
TriMas Corp.*	3,930	127,175
Trinity Industries, Inc.	16,135	438,388
Trinseo S.A.	1,410	76,112
Triumph Group, Inc.*	2,240	41,731
TTM Technologies, Inc.*	23,524	295,697
Turtle Beach Corp.*	650	18,083
Tutor Perini Corp.*	6,070	78,789
UFP Industries, Inc.	7,430	505,091
Urban-Gro, Inc.*	1,760	23,390
USA Truck, Inc.*	1,700	25,976
View, Inc.*[1]	6,370	34,525
VirTra, Inc.*	3,260	33,056
Vishay Intertechnology, Inc.	23,800	478,142
Vishay Precision Group, Inc.*	1,600	55,632
Watts Water Technologies, Inc. - Class A	820	137,834
Welbilt, Inc.*	4,505	104,696
Werner Enterprises, Inc.	7,330	324,499
Willis Lease Finance Corp.*	1,330	49,463
WillScot Mobile Mini Holdings Corp.*	16,184	513,356
		23,845,189
TECHNOLOGY — 3.8%
3D Systems Corp.*	1,070	29,500
Allscripts Healthcare Solutions, Inc.*	14,020	187,447
Alpha & Omega Semiconductor Ltd.*	6,980	218,963
Amkor Technology, Inc.	47,620	1,188,119
Amtech Systems, Inc.*	4,770	54,521
AstroNova, Inc.*	1,500	22,575
Axcelis Technologies, Inc.*	710	33,391
AXT, Inc.*	5,560	46,315
Brooks Automation, Inc.	480	49,128
CACI International, Inc. - Class A*	1,400	366,940
Cohu, Inc.*	2,262	72,248
Concentrix Corp.*	1,745	308,865
Conduent, Inc.*	7,430	48,964
CTS Corp.	1,310	40,492
Digi International, Inc.*	4,485	94,275
Diodes, Inc.*	4,535	410,826
Donnelley Financial Solutions, Inc.*	3,770	130,517
DSP Group, Inc.*	1,730	37,904
Evolent Health, Inc. - Class A*	3,460	107,260
ExlService Holdings, Inc.*	410	50,479
Inovalon Holdings, Inc. - Class A*	1,920	77,357
Insight Enterprises, Inc.*	7,795	702,174

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2021

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
KBR, Inc.	1,590	$62,646
Kulicke & Soffa Industries, Inc.	5,838	340,239
ManTech International Corp. - Class A	4,003	303,908
NetScout Systems, Inc.*	7,440	200,508
Onto Innovation, Inc.*	2,649	191,390
Photronics, Inc.*	10,190	138,890
Ping Identity Holding Corp.*	1,270	31,204
Rambus, Inc.*	2,165	48,063
Super Micro Computer, Inc.*	2,930	107,150
Synaptics, Inc.*	460	82,676
TTEC Holdings, Inc.	570	53,312
Ultra Clean Holdings, Inc.*	730	31,098
Xperi Holding Corp.	10,909	205,525
		6,074,869
UTILITIES — 0.0%
Ameresco, Inc. - Class A*	1,653	96,585

TOTAL COMMON STOCKS
(Cost $87,435,906)		147,581,400

EXCHANGE-TRADED FUNDS — 2.4%
Direxion Daily Regional Banks Bull 3x Shares - ETF	2,139	480,462
Direxion Daily Retail Bull 3X Shares - ETF	525	98,564
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares - ETF[1]	4,888	450,038
Direxion Daily Small Cap Bull 3X Shares - ETF[1]	6,570	544,653
iShares Russell 2000 Value ETF	5,415	867,645
SPDR S&P Metals & Mining ETF[1]	7,270	303,450
SPDR S&P Oil & Gas Equipment & Services ETF	2,240	121,901
SPDR S&P Regional Banking ETF[1]	13,430	909,882

TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,467,544)		3,776,595

PREFERRED STOCKS — 0.1%
CONSUMER, CYCLICAL — 0.1%
Qurate Retail, Inc. 8.00%, 3/15/2031[2]	274	29,633
WESCO International, Inc. 10.62%[2,3,4]	5,008	157,151
		186,784
INDUSTRIAL — 0.0%
Steel Partners Holdings LP 6.00%, 2/7/2026[2]	1,855	43,537

TOTAL PREFERRED STOCKS
(Cost $188,490)		230,321

	Number of Shares	Value
RIGHTS — 0.0%
CONSUMER, NON-CYCLICAL — 0.0%
Elanco Animal Health, Inc.*[5]	3,800	$—

TOTAL RIGHTS
(Cost $0)		—

WARRANTS — 0.0%
ENERGY — 0.0%
Nabors Industries Ltd., Expiration Date: June 11, 2026*[5]	516	—

TOTAL WARRANTS
(Cost $0)		—

MONEY MARKET INVESTMENTS — 7.5%
Blackrock Liquidity Funds FedFund-Class Institutional, 0.03%[3,6]	4,518,681	4,518,681
Federated Treasury Obligations Fund-Class Institutional, 0.01%[3,7]	7,498,883	7,498,883

TOTAL MONEY MARKET INVESTMENTS
(Cost $12,017,564)		12,017,564

TOTAL INVESTMENTS — 102.1%
(Cost $102,109,504)		163,605,880

Liabilities less other assets — (2.1)%		(3,417,612)

TOTAL NET ASSETS — 100.0%		$160,188,268

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.

[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $4,388,363 at September 30, 2021.

[2]	Callable.

[3]	Variable rate security; the rate shown represents the rate at September 30, 2021.

[4]	Perpetual security; maturity date is not applicable.

[5]

Security valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Value determined using significant unobservable inputs. See Note 2 in the Notes to Financial Statements.

[6]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $4,518,681 at September 30, 2021.

[7]	All or a portion of this security is segregated as collateral for options contracts. The total value of these securities is $500,000 September 30, 2021.

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SUMMARY OF INVESTMENTS
As of September 30, 2021 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banks	16.1%
Oil & Gas	8.4%
Retail	8.3%
Commercial Services	4.7%
Diversified Financial Services	3.9%
Insurance	3.3%
Transportation	3.1%
Savings & Loans	3.0%
Chemicals	2.9%
Electronics	2.1%
Home Builders	1.9%
Semiconductors	1.9%
Building Materials	1.8%
Distribution/Wholesale	1.8%
Healthcare-Services	1.7%
Mining	1.7%
Iron/Steel	1.5%
Machinery-Diversified	1.4%
Engineering & Construction	1.4%
Food	1.2%
Oil & Gas Services	1.1%
Miscellaneous Manufacturing	1.1%
Media	1.1%
Agriculture	1.1%
Auto Parts & Equipment	1.0%
Computers	1.0%
Software	0.9%
Coal	0.8%
Forest Products & Paper	0.7%
Telecommunications	0.7%
Trucking & Leasing	0.7%
Real Estate	0.7%
Electrical Components & Equipment	0.7%
Airlines	0.7%
Household Products/Wares	0.6%
Aerospace/Defense	0.6%
Healthcare-Products	0.6%
Hand/Machine Tools	0.6%
Entertainment	0.6%
Metal Fabricate/Hardware	0.5%
Apparel	0.5%
Leisure Time	0.4%
Pharmaceuticals	0.4%
Pipelines	0.4%
Packaging & Containers	0.4%
Machinery-Construction & Mining	0.4%
Energy-Alternate Sources	0.3%
Home Furnishings	0.2%
Internet	0.2%
Lodging	0.2%
Auto Manufacturers	0.1%
Biotechnology	0.1%
Office Furnishings	0.1%
Investment Companies	0.1%
Environmental Control	0.1%
Cosmetics/Personal Care	0.1%
Textiles	0.1%
Electric	0.1%
Housewares	0.0%[1]
Office/Business Equipment	0.0%[1]
Advertising	0.0%[1]
Holding Companies-Diversified	0.0%[1]
Total Common Stocks	92.1%
Preferred Stocks	0.1%
Distribution/Wholesale	0.1%
Metal Fabricate/Hardware	0.0%
Retail	0.0%
Total Preferred Stocks	0.1%
Exchange-Traded Funds	2.4%
Rights	0.0%
Warrants	0.0%
Money Market Investments	7.5%
Total Investments	102.1%
Liabilities less other assets	(2.1)%
Total Net Assets	100.0%

[1]	Resulted in less than 0.05% per industry.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2021

ASSETS:
Investments in securities, at value (cost $102,109,504)	$163,605,880	(1)
Cash held at broker	303,465
Cash	1,133
Receivables:
Securities sold	2,328,683
Fund shares issued	183,428
Dividends and interest	82,878
Securities lending income	2,362
Prepaid expenses and other assets	27,693
Total assets	166,535,522

LIABILITIES:
Collateral due to broker for securities loaned	4,518,681
Payables:
Securities purchased	1,709,769
Fund shares redeemed	12,000
Due to Trustees	2,175
Due to Adviser	60,165
Fund accounting and administration fees and expenses	4,448
Transfer agent fees	9,802
Custody fees	7,201
Accrued other expenses	23,013
Total liabilities	6,347,254

NET ASSETS	$160,188,268

COMPONENTS OF NET ASSETS:
Paid-in capital	$74,368,717
Total distributable earnings	85,819,551
NET ASSETS	$160,188,268

Shares outstanding, no par value (unlimited shares authorized)	6,931,226

Net asset value, offering and redemption price per share	$23.11

(1)	Includes securities on loan of $4,388,363 (see Note 2).

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF OPERATIONS
For the Year Ended September 30, 2021

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $911)	$2,106,210
Securities lending income	53,075
Interest	478
Total investment Income	2,159,763

Expenses
Investment advisory fees	749,999
Fund accounting and administration fees and expenses	53,185
Registration fees	49,105
Custody fees	47,540
Transfer agent fees	45,296
Professional fees	40,510
Shareholder reporting fees	8,204
Insurance fees	6,631
Trustees’ fees and expenses	6,525
Miscellaneous expenses	5,074
Total expenses	1,012,069
Fees waived/expenses reimbursed by the Adviser	(112,071)
Net expenses	899,998
Net investment income	1,259,765

Net Realized and Unrealized Gain on Investments and Options Contracts
Net realized gain (loss) on:
Investments	28,328,875
Purchased options contracts	(23,427)
Written options contracts	4,782
Net realized gain	28,310,230
Net change in unrealized appreciation/depreciation on investments	43,645,685
Net realized and unrealized gain on investments and options contracts	71,955,915

Net Increase in Net Assets from Operations	$73,215,680

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$1,259,765	$1,499,527
Net realized gain (loss) on investments, purchased options contracts and written options contracts	28,310,230	(2,398,176)
Net change in unrealized appreciation/depreciation on investments	43,645,685	(26,687,497)
Net increase (decrease) in net assets resulting from operations	73,215,680	(27,586,146)

Distributions to Shareholders	$(1,441,941)	$(4,225,722)

Capital Transactions
Proceeds from shares issued	10,617,739	30,125,854
Reinvestment of distributions	1,439,857	4,218,469
Cost of shares redeemed	(33,738,468)	(74,886,844)
Net decrease resulting from capital transactions	(21,680,872)	(40,542,521)

Total increase (decrease) in net assets	50,092,867	(72,354,389)

Net Assets:
Beginning of year	110,095,401	182,449,790
End of year	$160,188,268	$110,095,401

Capital Share Activity
Shares issued	503,807	2,375,403
Shares reinvested	70,855	251,368
Shares redeemed	(1,687,900)	(5,597,636)
Net decrease in capital shares	(1,113,238)	(2,970,864)

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Financial Highlights

For a capital share outstanding throughout each year
	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Net asset value, beginning of year	$13.69	$16.56	$21.14	$19.69	$16.64
Income (Loss) from Investment Operations:
Net investment income	0.18	0.16	0.17	0.15	0.12
Net realized and unrealized gain (loss) on investments	9.44	(2.61)	(2.92)	1.54	3.04
Total from investment operations	9.62	(2.45)	(2.75)	1.69	3.16

Less Distributions:
From net investment income	(0.20)	(0.19)	(0.15)	(0.16)	(0.11)
From net realized gain	—	(0.23)	(1.68)	(0.08)	—
Total distributions	(0.20)	(0.42)	(1.83)	(0.24)	(0.11)

Net asset value, end of year	$23.11	$13.69	$16.56	$21.14	$19.69

Total return	70.44%	(15.24)%	(12.70)%	8.62%	19.06%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$160,188	$110,095	$182,450	$303,020	$301,760

Ratio of expenses to average net assets (including interest expense)
Before fees reimbursed by the Adviser	0.67%	0.76%[1]	0.67%[2]	0.65%[2]	0.66%
After fees reimbursed by the Adviser	0.60%	0.63%[1]	0.60%[2]	0.60%[2]	0.60%
Ratio of net investment income to average net assets (including interest expense)
Before fees reimbursed by the Adviser	0.77%	0.93%	0.86%	0.69%	0.58%
After fees reimbursed by the Adviser	0.84%	1.06%	0.93%	0.74%	0.64%

Portfolio turnover rate	72%	69%	47%	46%	42%

[1]	If litigation expenses had been excluded, the expense ratios would have been lowered by 0.03% for the year ended September 30, 2020.

[2]	Ratio of interest expense to average net assets was less than 0.005%.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Notes to Financial Statements

As of September 30, 2021

1. Organization

Vericimetry Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)

Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks, preferred stocks, exchange-traded funds and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Purchased options and other when-issued securities will follow the same pricing methods as the applicable equity securities. Debt securities are valued on the basis of bid-side prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –

quoted prices in active markets for identical securities that the Fund has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2021

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of September 30, 2021:

	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks
Basic Materials	$10,991,276	$—	$—		$10,991,276
Communications	3,193,141	—	—		3,193,141
Consumer, Cyclical	25,492,609	—	—		25,492,609
Consumer, Non-Cyclical	16,765,560	—	—		16,765,560
Diversified	12,408	—	—		12,408
Energy	17,749,578	—	—		17,749,578
Financial	43,360,185	—	—		43,360,185
Industrial	23,845,189	—	—		23,845,189
Technology	6,074,869	—	—		6,074,869
Utilities	96,585	—	—		96,585
Exchange-Traded Funds	3,776,595	—	—		3,776,595
Preferred Stocks
Consumer, Cyclical	186,784	—	—		186,784
Industrial	43,537				43,537
Rights	—	—	—	*	—
Warrants	—	—	—	*	—
Money Market Investments	12,017,564	—	—		12,017,564
Total Investments in Securities	$163,605,880	$—	$—		$163,605,880

*	The Adviser valued these holdings at $0 as of September 30, 2021.

There were no transfers into or out of Level 3 during the reporting period.

(b)

Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on accrual basis and includes, where applicable, the amortization or accretion of premium or discount over the life of the security. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c)

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2021

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

GAAP requires management of the Fund to analyze all open tax years (for the Fund, tax years 2018-2021), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended September 30, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)

Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e)

Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income net of fees. The Fund may pay reasonable administrative and custodial fees in connection with any such loan. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, all relevant facts and circumstances are considered, including the creditworthiness of the borrower. The loans are made only to firms deemed to be of good standing, and when the consideration that can be earned from securities’ loans of this type justifies the attendant risk. All loans are required to be secured continuously by collateral in cash, cash equivalents (negotiable certificates of deposit, bankers acceptances or letters of credit), or securities of the U.S. Government or its agencies maintained on a current basis at an amount at least equal to 102% of the current value of the securities loaned for domestic U.S. securities, (excluding Government Securities as defined below), and 105% of the current value of foreign equity loaned securities. Securities issued or guaranteed by the United States Government or its federal agencies or instrumentalities (“Government Securities”) may be maintained at 100% of current value. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities. Gain or loss in the value of securities loaned that may occur while the securities are on loan will be for the account of the Fund.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. However, the Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.

At September 30, 2021, the value of securities loaned by the Fund was $4,388,363 and the Fund received cash collateral of $4,518,681. Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

(f)

Option Contracts – An option is an agreement whereby for a premium or fee, one party gains the right to buy (or sell) the underlying asset from the other party at a specified price on or after a specified date. The Fund may lose the value of the premium paid if the underlying asset does not change in price sufficiently and the Fund chooses not to exercise the option before it expires. The Fund may buy options on individual equities as a potentially cost effective way to gain exposure to these securities and possibly acquire or dispose of the underlying securities. The Fund may buy options on equity indexes or their ETF equivalents as a potentially cost-effective way to gain exposure to these indexes. The Fund held no option contracts as of September 30, 2021.

(g)

Asset Coverage for Options Positions – The Fund is required to deposit and maintain margin with respect to its futures and options positions. Such margin deposits will vary depending on the nature of the underlying instrument (and the related initial margin requirements), the current market value of the instrument and other positions held by the Fund. The Fund will hold liquid assets or enter into transactions to cover the underlying obligation or set aside in a segregated account at the Fund’s custodian liquid

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2021

assets, such as cash, U.S. Government securities or other high grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation. The amount of such collateral as of September 30, 2021 is denoted in the Fund’s Schedule of Investments.

(h)

GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. As of September 30, 2021, the Fund had no open derivative instruments and therefore there was no impact to the Statement of Assets and Liabilities. The limited use of derivatives by the Fund during the year ended September 30, 2021 was related to purchased equity and index options which resulted in a net realized loss of $23,427 and written index options which resulted in a net gain of $4,782, which are reflected on the Statement of Operations. The Fund had purchased option transactions during the year ended September 30, 2021, however, due to the timing of these transactions, the average monthly notional amount for the Fund was $0.

For the year ended September 30, 2021, the Fund’s purchases and sales of purchased option contracts were as follows:

Purchases	Sales
$859,757	$836,330

For the year ended September 30, 2021, the Fund’s transactions in written option contracts were as follows:

Written Option Contracts	Closed Written Option Contracts
$38,651	$33,870

(i)

GAAP requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please reference Note 2(e) for additional disclosures related to securities lending, including collateral related to securities on loan. There are no master netting arrangements relating to the Fund’s use of option contracts.

3. Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser provides general investment advisory services for the Fund. For providing these services, the Adviser receives a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed through an Expense Limitation Agreement to waive its management fee or reimburse the Fund so that its total annual operating expenses (excluding non-operating costs, which includes but is not limited to taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 0.60% of the Fund’s average daily net assets through January 31, 2023. For the year ended September 30, 2021, the Fund accrued $749,999 in advisory fees under the Investment Advisory Agreement. Over the same time period, the Adviser waived fees and reimbursed expenses in the amount of $112,071.

Under the terms of the Expense Limitation Agreement, if at any time the expenses of the Fund are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed within the prior three years, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis, or the expense limitation in place at time of waiver or reimbursement. The Fund is not obligated

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2021

to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three years before the date of such reimbursement. All such reimbursements are contingent upon Board review and approval. As of September 30, 2021, reimbursements that may potentially be made by the Fund to the Adviser total $459,685, which expire as follows:

September 30, 2022	$163,798
September 30, 2023	$183,816
September 30, 2024	$112,071

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. UMB Distribution Services, LLC, an affiliate of UMBFS, serves as the Fund’s distributor. On October 31, 2020, the Fund’s distribution agreement with UMB Distribution Services, LLC, expired in accordance with its terms. Effective November 1, 2020, the Fund became self-distributed. Amounts paid to UMBFS and its affiliates by the Fund are reflected on the Statement of Operations.

Certain officers and a Trustee of the Trust are also officers of the Adviser and/or an employee of UMBFS. Such persons are not compensated by the Fund for the services they provide to the Fund.

4. Federal Income Tax Information

At September 30, 2021, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$103,931,871
Gross Unrealized Appreciation	$61,818,904
Gross Unrealized Depreciation	(2,144,895)
Net Unrealized Appreciation	$59,674,009

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2021, permanent differences in book and tax accounting have been reclassified between paid-in capital and total distributable earnings as follows:

Increase (Decrease)
Paid in Capital	Total Distributable Earnings
$—	$—

As of September 30, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$7,785,353
Undistributed Long-term Gains	18,366,006
Other Accumulated Losses	(5,817)
Unrealized Appreciation on Investments	59,674,009
Total Distributable Earnings	$85,819,551

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2021

The tax character of distributions paid during the fiscal years ended September 30, 2021 and September 30, 2020 were as follows:

	September 30, 2021	September 30, 2020
Distributions Paid From:
Ordinary Income	$1,441,941	$1,789,630
Long-term Capital Gains	—	2,436,092
Total Distributions	$1,441,941	$4,225,722

During the fiscal year ended September 30, 2021, the Fund utilized $621,899 of short-term non-expiring capital loss carry forwards.

5. Investment Transactions

For the year ended September 30, 2021, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$ 100,847,350	$ 126,573,049

6. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of September 30, 2021, TD Ameritrade, holding shares for the benefit of others in nominee name, held approximately 79.9% of the voting securities of the Fund.

7. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

8. Change in Independent Public Accountant

On November 30, 2020, the Trust, by action of the Audit Committee of the Board approved BBD, LLP (“BBD”) to serve as the independent registered public accounting firm to audit the financial statements of the Fund for the fiscal year ending September 30, 2021. Previously, Cohen & Company, Ltd. (“Cohen”) served as the independent registered public accounting firm to the Fund.

Cohen’s report on the financial statements for the Fund for the fiscal years ended September 30, 2020 and September 30, 2019 contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles. During such fiscal years and the interim period of October 1, 2020 through November 30, 2020 (the “Interim Period”) there were no (i) disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements for such years, nor (ii) “reportable events” of the kinds described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the fiscal years ended September 30, 2020 and September 30, 2019 and the Interim Period, neither the Fund nor anyone on behalf of the Fund had consulted BBD, LLP on items that concerned (a) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements, or (b) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K and related instructions) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K). The selection of BBD does not reflect any disagreements or dissatisfaction by the Fund, the Board, or the Audit Committee with the performance of Cohen.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2021

9. Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements, through the date of issuance of these financial statements.

Vericimetry Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vericimetry Funds
and the Shareholders of Vericimetry U.S. Small Cap Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Vericimetry U.S. Small Cap Value Fund, a series of shares of beneficial interest in Vericimetry Funds (the “Fund”), including the schedule of investments, as of September 30, 2021, and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2021, and the results of its operations, changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. The statements of changes in net assets for the year ended September 30, 2020 and the financial highlights for each of the years in the four-year period ended September 30, 2020 were audited by other auditors whose report, dated November 30, 2020, expressed an unqualified opinion on such financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Vericimetry Funds since 2021.

Philadelphia, Pennsylvania
November 29, 2021

Vericimetry Funds

Expense Example

For the Six Months Ended September 30, 2021 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 through September 30, 2021 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value April 1, 2021	Ending account value September 30, 2021	Expenses paid during the period ended September 30, 2021*
Actual Example	$ 1,000.00	$ 1,029.90	$ 3.05
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,021.99	3.04

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period).

Vericimetry Funds

Other Information (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Vericimetry U.S. Small Cap Value Fund’s proxy votes for the year ended June 30 are available without charge, upon request, by calling 1-855-755-7550 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A list of the Fund’s quarter-end holdings is also available at www.vericimetryfunds.com and upon request on or about 80 days following each quarter and remains available on the website until the list is updated in the subsequent quarter.

Risk Disclosures

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

The recent global outbreak of COVID-19 has disrupted economies and markets, and the prolonged duration and economic impact is uncertain. These events can have a significant impact to the Fund’s operations and performance.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Tax Information

For the year ended September 30, 2021, 22.99% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, is designated as qualified dividend income.

For the year ended September 30, 2021, 20.54% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, qualifies for the dividends received deduction available to corporate shareholders.

Vericimetry Funds

Board Approval of Investment Management Agreement

(Unaudited)

At a meeting held on September 30, 2021 (the “Meeting”), the Board of Trustees (“Board”), including a majority of the independent trustees, met to consider, among other matters, the renewal of the investment management agreement (the “Investment Management Agreement”) between the Adviser and the Fund.

In considering the renewal of the investment advisory agreement between the Fund and the Adviser (the “Investment Management Agreement”), the Board considered written and oral responses provided by the Adviser to an information request letter submitted by Fund Counsel.

The Board specifically evaluated information provided in relation to the approval of the Investment Management Agreement including details about: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund; (iii) the extent to which economies of scale may be realized as the Fund grows; (iv) the management fee and expense ratio of the Fund; (v) potential fall-out benefits to the Adviser from its relationship to the Fund; and (vi) other general information about the Adviser.

The Board reviewed the background information of the Adviser’s key investment personnel, taking into consideration their education and financial industry experience. The Board discussed the Adviser’s investment process and expressed its satisfaction with the Adviser’s processes for risk management, broker selection, business continuity and monitoring compliance with the Fund’s investment limitations. The Board noted that the Fund outperformed its peer group for the 3-year period, and performed in-line with the peer group for the 5-year period. The Board discussed that while the Fund underperformed its peer group for the 1- year period, it outperformed its benchmark over the same period. The Board concluded that the Adviser had provided, and was likely to continue to provide, high quality services to the Fund for the benefit of the shareholders.

The Board compared the Fund’s investment advisory fee and expense ratio to investment advisory fees and expense ratios of the Peer Group. The Board noted that the Fund’s investment advisory fee of 0.50% was higher than the advisory fee for the Fund’s peer group (0.45%) and lower than the Morningstar category average of 0.78%. They also noted that the Fund’s net expense ratio of 0.61% was higher than that of the Fund’s peer group (0.53%), but significantly lower than the Morningstar category average of 1.22%. The Board also noted the expense limitation agreement in effect for the Fund. The Board, upon reviewing the Adviser’s explanation for the fee structure in place, agreed that the fees selected were appropriate and reasonable in relation to the services to be provided. After further discussion, the Board concluded that the Fund’s advisory fee was not unreasonable.

The Board reviewed the reported level of profitability realized by the Adviser from its relationship to the Fund, noting that the Adviser reported a pre-tax profit of approximately 5%. After discussion, the Board concluded that the level of profit reported was not excessive.

In terms of potential “fall out” benefits to the Adviser from its relationship to the Fund, the Board noted that the Adviser does not engage in the use of soft dollars. The Board discussed economies of scale, noting that no such economies of scale were achieved at this point given the low asset base of the Fund. The Board agreed that the matter of economies of scale would be revisited at the next renewal of the advisory agreement and as the Fund’s size increases.

The Board then concluded its evaluation and without assigning particular weight to any single conclusion, approved the renewal of the Investment Management Agreement for the Fund.

Vericimetry Funds

Trustees and Officers

September 30, 2021 (Unaudited)

Interested Trustee and Officer
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
Mendel Fygenson, Ph.D.(2) 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 64	Chairman, President, Secretary, & Trustee	Trustee since March 2016. Other positions since April 2016.	Professor (Emeritus), University of Southern California ( 2020- Present); Professor, University of Southern California (1995 – 2019); Consultant, Divine Analytics (2008 – Present); Chief Executive Officer, Vericimetry Advisors LLC (2014 – Present).	1	None
Independent Trustees
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
Brian K. Wing 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 54	Trustee	Since August 2013.

President and Chief Financial Officer, VisionPoint Advisory Group (November 2019 to present); Chief Financial Officer, AlliedBioScience (June 2018 to May 2019); Chief Operating Officer, WorldVentures Marketing, LLC, Plano, Texas (December 2016 – June 2018); Senior Vice President and Chief Financial Officer, Ryan LLC (tax services firm), Dallas, Texas (May 2016 – 2016); Chief Financial Officer, HYLA Mobile, Irving, Texas (2013 – 2015); Chief Financial Officer, Treasurer and Senior Vice President (Operations), Consolidated Electrical Distributors, Inc., Irving, Texas (2009 – 2013); Executive Vice President, Corporate Development, MGA Entertainment, Inc., Van Nuys, California (2008 – 2009).

				1	None
Chad Lasdon 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 42	Trustee	Since March 2016.	Vice President and Relationship Manager, Manufacturers Bank (2016-Present); Vice President and Relationship Manager, Bank of the West (2013 – 2016); Senior Vice President – Capital Markets, BentleyForbes (2008 – 2013).	1	None

Vericimetry Funds

TRUSTEES AND OFFICERS (Continued)
September 30, 2021 (Unaudited)

Independent Trustees (Continued)
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
Paul Karapetian 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 44	Trustee	Since March 2016.	Principal, Stoic Realty Advisors, Inc. (2020 - Present); Senior Vice President, IDS Real Estate Group (2006 – 2019)	1	None

Officers
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen
Christopher Thomas 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 64	Chief Compliance Officer	Since September, 2014.	Chief Compliance Officer (2014-present); Chief Compliance Officer, First Pacific Advisors, LLC, (2005-2014), Vice President, Controller, Fund Assistant Treasurer, First Pacific Advisors, LLC, (1995 -2005).	1
Michael Thill 235 W. Galena Street, Milwaukee, WI 53212 Age: 42	Treasurer	Since October 2017.	Lead Administrator and Officer (2007- present) and other positions (2000-2007) at UMB Fund Services, Inc.	1

(1)

Each Trustee holds office for an indefinite term until his successor is elected and qualified. Each Officer holds office for an indefinite term at the pleasure of the Board and until his or her successor is elected and qualified.

(2)	Dr. Fygenson is considered an interested Trustee of the Trust, within the meaning of the 1940 Act, because of his affiliation with Vericimetry.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-755-7550 or visit www.vericimetryfunds.com.

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Vericimetry U.S. Small Cap Value Fund

www.vericimetryfunds.com

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of this code of ethics is attached hereto as an Exhibit.

There were no substantive amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description. The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Mr. Brian Wing is an audit committee financial expert serving on its audit committee and that Mr. Wing is independent.

Item 4. Principal Accountant Fees and Services.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below:

	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Audit Fees	$12,657*	$14,000
Audit-Related Fees	$0	$0
Tax Fees	$2,000	$3,000
All Other Fees	$0	$0

*	Includes $12,000 in audit fees for the fiscal year ended September 30, 2021 and $657 for audit fees related to the change in the Registrant’s independent public accountant.

The Registrant’s audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm’s annual and interim examinations, approve the services to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants. For the year ended September 30, 2021, all of the audit and non-audit services provided by the Registrant’s principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1(a).

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submissions of Matters to a Vote of Security Holders.

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant's certifying officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on his evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics – Filed as an attachment to this filing.

(a)(2) Certification for the principal executive and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not Applicable.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	December 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	December 8, 2021

By:	/s/ Michael Thill
Michael Thill
Treasurer

Date:	December 8, 2021